Cover	Jul. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2024
Entity File Number	001-35023
Entity Registrant Name	iBio, Inc.
Entity Central Index Key	0001420720
Entity Tax Identification Number	26-2797813
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11750 Sorrento Valley Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	979
Local Phone Number	446-0027
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	IBIO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false